Unaudited Interim Condensed Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Share capital USD ($)	Reserve MYR (RM)	Reserve USD ($)	Share premium MYR (RM)	Share premium USD ($)	Retained earnings/(Accumulated losses) MYR (RM)	Retained earnings/(Accumulated losses) USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 482		RM 12,388,487				RM 4,795,312		RM 17,184,281
Balance at Jun. 30, 2024	482		12,388,487				4,795,312		17,184,281
Issuance of Class A Ordinary Shares in relation to an initial public offering (including over-allotment option of Class A Ordinary Shares), net of offering expenses	93				27,662,918				27,663,011
Loss for the period							(1,314,604)		(1,314,604)
Exchange differences on translating foreign operations			3,421						3,421
Balance at Dec. 31, 2024	575		12,391,908		27,662,918		3,480,708		43,536,109
Balance (in Dollars)	575		12,391,908		27,662,918		3,480,708		43,536,109
Balance (in Dollars)	575		10,906,799		27,487,030		(138,385)		38,256,019
Balance at Jun. 30, 2025	575		10,906,799		27,487,030		(138,385)		38,256,019
Loss for the period							(2,854,001)		(2,854,001)	$ (703,650)
Exchange differences on translating foreign operations			(767,973)						(767,973)	(189,342)
Balance at Dec. 31, 2025	575	$ 142	10,138,826	$ 2,499,710	27,487,030	$ 6,776,881	(2,992,386)	$ (737,768)	34,634,045	8,538,965
Balance (in Dollars)	RM 575	$ 142	RM 10,138,826	$ 2,499,710	RM 27,487,030	$ 6,776,881	RM (2,992,386)	$ (737,768)	RM 34,634,045	$ 8,538,965